SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Cost, beginning balance			$ 29,767	$ 29,767	$ 29,767
Additions						29,767
Cost, ending balance	$ 29,767		29,767		29,767	29,767
Accumulated depreciation, beginning balance			8,261	2,308	2,308
Depreciation	1,489	$ 1,489	4,465	4,465	5,953	2,308
Accumulated depreciation, ending balance	12,726		12,726		8,261	2,308
Net book value, beginning balance			21,506	27,459	27,459
Net book value, ending balance	17,041		17,041		21,506	27,459
Cost,Disposals
Accumulated depreciation, Disposals
Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Net book value, beginning balance			21,506
Net book value, ending balance					21,506
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance			16,839	16,839	16,839
Additions						16,839
Cost, ending balance	16,839		16,839		16,839	16,839
Accumulated depreciation, beginning balance			4,675	1,308	1,308
Depreciation			2,526		3,367	1,308
Accumulated depreciation, ending balance	7,201		7,201		4,675	1,308
Net book value, beginning balance			12,164	15,531	15,531
Net book value, ending balance	9,638		9,638		12,164	15,531
Cost,Disposals
Accumulated depreciation, Disposals
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance			12,928	12,928	12,928
Additions						12,928
Cost, ending balance	12,928		12,928		12,928	12,928
Accumulated depreciation, beginning balance			3,586
Depreciation			1,939
Accumulated depreciation, ending balance	5,525		5,525		3,586
Net book value, beginning balance			9,342
Net book value, ending balance	$ 7,403		7,403		9,342
Cost,Disposals
Accumulated depreciation, Disposals
Leasehold Improvements [Member] | Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation, beginning balance			3,586	1,000	1,000
Depreciation					2,586	1,000
Accumulated depreciation, ending balance					3,586	1,000
Net book value, beginning balance			$ 9,432	$ 11,928	11,928
Net book value, ending balance					$ 9,432	$ 11,928